Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Summary of Transactions Between Related Parties

	2021 £m	2020 £m	2019 £m

Transactions

– revenue	524	495	511

– purchases	(123)	(80)	(79)

– other net income	387	388	248

Amounts receivable at 31 December	48	33	42

Amounts payable at 31 December	(3)	(5)	(2)

Summary of Amounts Incurred by Entity for Provision of Key Management Personnel Services

	2021 £m	2020 £m	2019 £m

The total compensation for key management personnel, including Directors, was:

– salaries and other short-term employee benefits	18	17	26

– post-employment benefits	1	2	4

– share-based payments	16	13	23

	35	32	53
The following table, which is not part of IAS 24 disclosures, shows the aggregate emoluments of the Directors of the Company.

	Executive Directors			Chairman			Non-Executive Directors			Total

	2021 £’000	2020 £’000	2019 £’000	2021 £’000	2020 £’000	2019 £’000	2021 £’000	2020 £’000	2019 £’000	2021 £’000	2020 £’000	2019 £’000

Salary; fees; benefits;incentives

– salary	2,119	2,026	2,356							2,119	2,026	2,356

– fees				727	714	695	1,045	1,028	969	1,772	1,742	1,664

– taxable benefits	420	744	608	55	77	137	2	72	310	477	893	1,055

– short-term incentives	4,128	3,274	4,791							4,128	3,274	4,791

– long-term incentives	3,399	1,294	4,420							3,399	1,294	4,420

Sub-total	10,066	7,338	12,175	782	791	832	1,047	1,100	1,279	11,895	9,229	14,286

Pension; other emoluments

– pension	318	304	686							318	304	686

– other emoluments	6	20	47							6	20	47

Sub-total	324	324	733							324	324	733

Total emoluments	10,390	7,662	12,908	782	791	832	1,047	1,100	1,279	12,219	9,553	15,019

Summary of Aggregate Gains on LTIP Shares Exercised
Aggregate gains on LTIP shares exercised in the year

	Award	Exercised LTIP shares	Exercise date	Price per share (£)	Aggregate gain (£)

Jack Bowles	26 March 2018	23,731	10 May 2021	28.25	670,401

Tadeu Marroco	26 March 2018	15,310	29 March 2021	28.27	432,737
LTIP – Value of awards 2018

	Shares	Price per share (£) 1	Face value (£)

Jack Bowles	43,785	38.94	1,704,988

Tadeu Marroco	28,248	38.94	1,099,977
Note:
1. For information only as awards are made as nil-cost options.